Post-employment benefits for employees (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 18,972	$ 17,775	$ 19,037
Plan assets, at fair value	21,622	18,868	19,934
Funded status	2,650	1,093
Pension plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	935	879
Pension plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	6,765	6,358
Pension plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,549	1,567
Pension plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	10,658	9,850
Pension plans | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	13,820	12,843
Plan assets, at fair value	17,831	15,225
Funded status	4,011	2,382
Pension plans | Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	5,823	5,447
Pension plans | Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	7,997	7,396
Pension plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,408	2,374
Plan assets, at fair value	1,784	1,746
Funded status	(624)	(628)
Pension plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	498	501
Pension plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	237	259
Pension plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	782	743
Pension plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,389	1,372
Pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,744	2,558
Plan assets, at fair value	2,007	1,897
Funded status	(737)	(661)
Pension plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	437	378
Pension plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	705	652
Pension plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	767	824
Pension plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,272	1,082
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	334	392	440
Plan assets, at fair value	97	81	$ 71
Funded status	(237)	(311)
Other post-employment benefit plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	237	311
Other post-employment benefit plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	58	38
Other post-employment benefit plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	276	354
Other post-employment benefit plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	245	314
Plan assets, at fair value	97	81
Funded status	(148)	(233)
Other post-employment benefit plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	148	233
Other post-employment benefit plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	47	28
Other post-employment benefit plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	198	286
Other post-employment benefit plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	89	78
Funded status	(89)	(78)
Other post-employment benefit plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	89	78
Other post-employment benefit plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	11	10
Other post-employment benefit plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 78	$ 68